Non-controlling Interests (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2015	Dec. 30, 2014
Summary of Net Income Attributable to Non-Controlling Interests

Net income attributable to non-controlling interests is computed as follows (dollar amounts in thousands):

	13 Weeks Ended September 29, 2015	39 Weeks Ended September 29, 2015
Income before income taxes	$2,721	$9,671
Non-controlling interests ownership percentage	47.1%	54.8%
Net income attributable to non-controlling interests	$1,281	$5,304

Net income attributable to non-controlling interests is computed as follows (dollar amounts in thousands):

Year Ended December 30, 2014
Income before income taxes subsequent to the IPO	$774
Non-controlling interests ownership percentage	65.5%
Net income attributable to non-controlling interests subsequent to the IPO	$507

The balance of the non-controlling interest from the initial public offering date of November 25, 2014 (the “IPO”) to December 30, 2014 is as follows (in thousands):

Balance held by the non-controlling LLC unit holders immediately after the IPO	$74,905
Allocation of income to the non-controlling LLC unit holders subsequent to the IPO		507

Balance of non-controlling interest as of December 30, 2014		$75,412